Note 7 - Risk Management - Market Risk (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Risk Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		€ 29,000,000	€ 21,000,000	€ 20,000,000
Interest Rate Risk Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk		39,000,000	28,000,000	23,000,000
Interest Rate Risk Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		20,000,000	13,000,000	17,000,000
Interest Rate Risk Member | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk		32,000,000	24,000,000	19,000,000
Currency Risk Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		12,000,000	6,000,000	6,000,000
Currency Risk Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk		20,000,000	6,000,000	7,000,000
Currency Risk Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		3,000,000	5,000,000	6,000,000
Currency Risk Member | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk		12,000,000	5,000,000	5,000,000
Stock Market Risk [Member] | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		4,000,000	4,000,000	4,000,000
Stock Market Risk [Member] | Maximum Member
Breakdown Of Var Line Items
Value At Risk		10,000,000	3,000,000	6,000,000
Stock Market Risk [Member] | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		1,000,000	5,000,000	4,000,000
Stock Market Risk [Member] | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk		2,000,000	5,000,000	3,000,000
Vega Correlation Risk [Member] | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		11,000,000	9,000,000	9,000,000
Vega Correlation Risk [Member] | Maximum Member
Breakdown Of Var Line Items
Value At Risk		20,000,000	9,000,000	11,000,000
Vega Correlation Risk [Member] | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		6,000,000	9,000,000	7,000,000
Vega Correlation Risk [Member] | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk		11,000,000	8,000,000	7,000,000
Diversification Effect Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk	[1]	(28,000,000)	(20,000,000)	(20,000,000)
Diversification Effect Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk	[1]	(14,000,000)	(21,000,000)	(21,000,000)
Diversification Effect Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk	[1]	(39,000,000)	(18,000,000)	(18,000,000)
Diversification Effect Member | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk	[1]	(29,000,000)	(22,000,000)	(17,000,000)
Total Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		27,000,000	19,000,000	21,000,000
Total Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk		39,000,000	25,000,000	26,000,000
Total Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		18,000,000	14,000,000	16,000,000
Total Member | Var At The End Of The Period [Member]
Breakdown Of Var Line Items
Value At Risk		€ 28,000,000	€ 20,000,000	€ 17,000,000

[1]

(*) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.